Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 435	€ 287
Commercial mortgage-backed securities	[1]	12	9
Mortgage and other asset-backed securities	[1]	9	20
Corporate, sovereign and other debt securities	[1]	414	259
Equity securities	[1]	77	83
Derivatives [Abstract]
Credit	[1]	157	283
Equity	[1]	219	257
Interest related	[1]	307	306
Foreign exchange	[1]	35	37
Other	[1]	109	93
Loans [Abstract]
Loans	[1]	426	483
Other	[1]	0	0
Total	[1]	1,766	1,829
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	326	201	[2]
Commercial mortgage-backed securities	[1]	21	22
Mortgage and other asset-backed securities	[1]	7	12
Corporate, sovereign and other debt securities	[1]	297	167	[2]
Equity securities	[1]	59	57	[2]
Derivatives [Abstract]
Credit	[1]	115	185
Equity	[1]	203	238
Interest related	[1]	269	266
Foreign exchange	[1]	30	32
Other	[1]	91	82
Loans [Abstract]
Loans	[1]	247	306
Other	[1]	0	0
Total	[1]	€ 1,340	€ 1,367

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
[2]	Reassessment of trades have resulted a reclassification in Negative fair value movement from using reasonable possible alternatives in ‘Corporate, sovereign and other debt securities’ from ‘Equity securities’